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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22162
                                  ----------------------------------------------

                                  The RAM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     2331 Far Hills Avenue, Suite 200        Dayton, Ohio           45419
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000
                                                     ---------------------------

Date of fiscal year end:        February 28, 2009
                          ------------------------------------

Date of reporting period:       November 30, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

RAM CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES  MONEY MARKET FUNDS -- 33.7%                               VALUE
--------------------------------------------------------------------------------

   375,278  Fidelity Institutional Money Market Portfolio -
             Select Class, 2.30%* (Cost $375,278)                    $ 375,278
                                                                    ----------

            TOTAL INVESTMENTS AT VALUE -- 33.7%  (Cost $375,278)     $ 375,278



            OTHER ASSETS IN EXCESS OF LIABILITIES -- 66.3%             739,389
                                                                    ----------
            NET ASSETS -- 100.0%                                   $ 1,114,667
                                                                    ==========

* Rate shown is the effective 7-day yield at November 30, 2008.


See accompanying notes to schedule of investments.

RAM CAPITAL APPRECIATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.  SECURITIES AND OPTIONS VALUATION

The RAM Capital Appreciation Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Debt securities are valued at their current market value when available or their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost, absent unusual circumstances. Options traded on national securities exchanges are valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, all of the inputs used to value the Fund's investments were Level 1.


2.  INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3.  FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of November 30, 2008:

        Cost of portfolio investments                  $  375,278
                                                      ============

        Gross unrealized appreciation                  $    -
        Gross unrealized depreciation                       -
                                                      ------------

        Net unrealized appreciation (depreciation)     $    -
                                                      ============

ITEM  2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM  3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The RAM Funds
             ------------------------------------------------------------





By (Signature and Title)*     /s/ John C. Riazzi
                           -----------------------------------------------------
                             John C. Riazzi, President



Date          January 12, 2009
      ----------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ John C. Riazzi
                           -----------------------------------------------------
                             John C. Riazzi, President



Date          January 12, 2009
      --------------------------------------------------





By (Signature and Title)*     /s/ Mark J. Seger
                           -----------------------------------------------------
                              Mark J. Seger, Treasurer



Date          January 12, 2009
      -----------------------------------------------



* Print the name and title of each signing officer under his or her signature.